Provisions - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee		Dec. 31, 2017 USD ($)
Disclosure of other provisions [line items]
Actuarial gain (loss) included in comprehensive income	$ 53,000	$ (108,000)	$ (47,000)	[1]
Number of employees retired during the year | employee	0	1	0
Provisions	$ 1,964,000	$ 1,905,000	$ 2,041,000		$ 1,564,000
Increase (decrease) in other provisions		$ 352,000	$ 352,000

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.